Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Operating loss carryforward	¥ 173,602	¥ 133,949
Deductible research and development expenses	811	5,204
Advertising expense	6,666	6,538
Valuation allowances	(171,672)	(115,441)
Total	9,407	30,250
Fair value adjustments in relation to short-term investments	101,284	13,950
Estimated profit arising from future renewal commissions	76,297	92,964
PRC dividend withholding taxes	26,729	26,730
Fair value adjustments of long-lived assets from business acquisition		101,875
Total	¥ 204,310	¥ 235,519